Fees Summary	Mar. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,413,350
Previously Paid Amount	0.00
Total Fee Amount	195.18
Total Offset Amount	0.00
Net Fee	195.18
Narrative - Max Aggregate Offering Price	$ 1,413,350
Final Prospectus	true